Cover Page	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	EXPAND ENERGY CORPORATION
Entity Incorporation, State or Country Code	OK
Entity File Number	001-13726
Entity Tax Identification Number	73-1395733
Entity Address, Address Line One	10000 Energy Drive
Entity Address, City or Town	Spring,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77389
City Area Code	(346)
Local Phone Number	535-0990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	EXE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000895126
Amendment Flag	false